Segment Information - Geographic (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 321		$ 623
Drilling units	6,513		6,513		$ 6,659
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	102		169
Drilling units	1,597		1,597		1,326
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	53		104
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	822		822		1,070
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Drilling units	561		561		875
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	51		93
Drilling units	671		671		688
Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	35		69
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	14		31
Drilling units	646		646		658
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	34		49
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	32		108
Drilling units	$ 2,216		$ 2,216		$ 2,042
Predecessor
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues		$ 348		$ 712
Predecessor | Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues		26		82
Predecessor | Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues		61		105
Predecessor | Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues		87		188
Predecessor | Saudi Arabia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues		40		79
Predecessor | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues		15		30
Predecessor | Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues		49		100
Predecessor | Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues		$ 70		$ 128